Variable Interest Entities	6 Months Ended
Jun. 30, 2026
Variable Interest Entities [Abstract]
Variable Interest Entities

NOTE 13.     Variable Interest Entities

Operating Subsidiary

Janus Living OP is the Company’s operating subsidiary and a limited liability company that has governing provisions that are the functional equivalent of a limited partnership. The Company holds a membership interest in Janus Living OP, acts as the managing member of Janus Living OP, and exercises full responsibility, discretion, and control over the day-to-day management of Janus Living OP. Because certain noncontrolling interests in Janus Living OP do not have substantive liquidation rights, substantive kick-out rights without cause, or substantive participating rights, the Company has determined that Janus Living OP is a VIE. Janus Living, Inc., as managing member, has the power to direct the core activities of Janus Living OP that most significantly affect Janus Living OP’s performance, and through its interest in Janus Living OP, has both the right to receive benefits from and the obligation to absorb losses of Janus Living OP. Accordingly, Janus Living, Inc. is the primary beneficiary of Janus Living OP and consolidates Janus Living OP. As the Company conducts its business and holds its assets and liabilities through Janus Living OP, the total combined and consolidated assets and liabilities, income (losses), and cash flows of Janus Living OP represent substantially all of the total combined and consolidated assets and liabilities, including the consolidated and unconsolidated entities discussed in this Note 13, income (losses), and cash flows of Janus Living, Inc.

AgeTech Investment. The Company holds a limited partner interest in a fund that makes venture capital investments in early-stage technology solutions (the “AgeTech Investment”). As of June 30, 2026, the Company had an aggregate commitment of $2 million related to its AgeTech Investment and as of each of June 30, 2026 and December 31, 2025, the Company’s total investment was $0.2 million. The AgeTech Investment has been identified as VIE. The Company’s involvement in the entity is limited to its equity investment as a limited partner and it does not have any substantive participating rights or kick-out rights over the general partner. Given its rights and ownership percentage, the Company has virtually no influence or control. The assets and liabilities of the entity primarily consist of its capital investments. All future investments will be funded with capital contributions from the Company and other limited partners in accordance with their respective commitments.

The classification of the related assets and the maximum loss exposure as a result of the Company’s involvement with the VIE at June 30, 2026 was as follows (in thousands):

		Maximum Loss
		Exposure and
VIE Type	Asset Type	Carrying Amount(1)
AgeTech Investment	Other assets	$185
(1)	The Company’s maximum loss exposure represents the aggregate carrying amount of such investments.

As of June 30, 2026, the Company had not provided, and is not required to provide, financial support through a liquidity arrangement or otherwise, to its unconsolidated VIE, including under circumstances in which it could be exposed to further losses (e.g., cash shortfalls).